Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial investments [line items]
Preferred and other collaterals received from customers	$ 45,544,953	$ 57,946,894	$ 40,750,101
Custody of government and private securities and other assets held by third parties	80,052,243	122,407,840	95,695,009
Written-off credits	2,762,951	3,151,260	3,498,842
Checks already deposited and pending clearance	1,680,896	1,869,645	2,091,203
Outstanding checks not yet paid	$ 3,353,434	$ 3,033,639	$ 3,471,346